CAPITAL STOCK (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 10, 2018	Mar. 31, 2018	Oct. 31, 2017	Dec. 22, 2016	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2017	Nov. 30, 2017
Common stock - shares authorized		100,000,000			100,000,000	100,000,000	100,000,000
Common stock - par value		$ 0.001			$ 0.001	$ 0.001	$ 0.001
Common stock issued					5,906,710		6,733,793
Sale of common stock, Shares					5,614,210	720,000	4,640,822
Sale price per share						$ 1.25	$ 1.25
Common stock issued for cash, Amount					$ 9,263,424	$ 732,500	$ 6,038,900
Common stock issued for founder shares, Shares						14,934,000	100,000
Common stock issued for founder shares, Amount						$ 14,934	$ 645
Common stock issued for licensing agreement, Share						100,000
Common stock issued for licensing agreement, Amount						$ 125,000	$ 125,000
Number of common stock issued							24,000
Common stock issued for legal, advisory and consulting fees, Shares							544,600
Common stock issued for legal, advisory and consulting fees, Value							$ 678,625
Common stock issued for reverse merger transaction							604,371
Employee stock awards, Share					292,500		120,000
Employee stock awards, Amount					$ 482,624	$ 0	$ 160,000
Shares issued for patents, Share							600,000
Shares issued for patents, Amount							$ 750,000
Shares geranted not yet vested					400,000
Warrants exercise price				$ 2.50
2017 Equity Incentive Plan
Shares authorised								485,000
Stock issued under plan	200,000						200,000
Consulting expense							$ 250,000
Compensation expense	$ 330,000
Stock available under plan		85,000			85,000
2017 Equity Incentive Plan | Placement agent agreement
Sale of common stock, Shares					5,614,210		594,702
Unit price			$ 1.65
Exercise price			$ 2.00
Warrants sold					2,807,105		297,351
Value of sale of common stock and warrants					$ 9,263,424		$ 981,250
Number of units covered under offering					6,060,060
Value of units covered under offering		$ 3,500,000			$ 10,000,000
Cash fee in percentage					12.00%
Warrants term					7 years
Warrants exercise price					$ 1.65
Cash fee					$ 1,137,211		$ 117,750
Warrants authorized, but unissued		673,605			673,605		71,364
Jeff Rann | Licensing Agreements [Member]
Common stock issued for licensing agreement, Share							100,000